Note 10 - Issued Capital - Schedule of Share Issuances (Details)																							12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 12, 2026 shares	[1]	Dec. 31, 2025 AUD ($)	Sep. 15, 2025 AUD ($) shares	Aug. 22, 2025 AUD ($) shares	Jul. 17, 2025 AUD ($) shares	Jul. 16, 2025 AUD ($) shares	Jun. 30, 2025 AUD ($)	Apr. 04, 2025 AUD ($) shares	Mar. 14, 2025 AUD ($) shares	Feb. 17, 2025 AUD ($) shares	Feb. 03, 2025 AUD ($) shares	Jan. 30, 2025 AUD ($) shares	Jan. 22, 2025 AUD ($) shares	Jul. 18, 2024 AUD ($) shares	Jun. 30, 2024 AUD ($) shares	Apr. 22, 2024 AUD ($) shares	Mar. 04, 2024 AUD ($) shares	Feb. 02, 2024 AUD ($) shares	Jan. 08, 2024 AUD ($) shares	Nov. 29, 2023 AUD ($) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares		(10,657,907,467)			1,666,666,663					2,470,521,806		1,165,841,830		6,333,333			0						(8,909,861,824)	(8,909,861,824)	3,882,255,368	3,882,255,368	2,805,217,700	33,023,040
Share issue related cost | $				$ 296,268	$ 20,000,000		$ 362,099	$ 952			$ 2	$ 12,824,260			$ 952			$ 49,682					$ 20,000,000		$ 42,547,105		$ 10,050,000	$ 184,262
Shares issued price per share					0.012	0.01	0.0045	0.01		0.011	0.01	0.011		0.004	0.01			0.007
Exercise of options (in shares) | shares						1,283,942	79,999,800	95,238			161				95,238			7,097,419
hare issue related cost | $	$ (1,108,250)					$ (12,839)			$ (2,774,168)					$ (48,873)			$ (918,020)						$ (1,108,250)		$ (2,774,168)		(918,020)
Share issue related cost, net																								$ 19,563,908		$ 39,796,477	$ 9,181,662
ATM shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares													164,242,200			75,220,800			855,263,158	571,428,556	1,008,965,805	362,462,762
Share issue related cost | $										$ 27,175,740			$ 2,122,173			$ 398,645			$ 3,250,000	$ 2,000,000	$ 3,531,380	$ 1,268,620
Shares issued price per share													0.0129			0.0054			0.0038	0.0035	0.0035	0.0035

[1]	On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time. Periods presented have been adjusted, on a retroactive basis, to reflect the Consolidation.